Notes to the consolidated statements of income - Unsatisfied performance obligations (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 697,620	€ 858,079
Less than 1 year
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	234,739	195,800
1 - 3 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	308,734	255,759
3 - 5 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	122,351	297,805
5 - 10 years
Unsatisfied performance obligations
Transaction price allocated to unsatisfied performance obligations	€ 31,796	€ 108,715